Stock Award Plans - Option Activity (Details) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at September 30, 2014	1,249,009
Granted	0
Exercised	(128,394)
Forfeited	(93,241)
Outstanding at September 30, 2015	1,027,374	1,249,009
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Options outstanding, weighted average exercise price at beginning of period (USD per share)	$ 21.11
Options granted, weighted average exercise price (USD per share)	0.00
Options exercised, weighted average exercise price (USD per share)	16.12
Options forfeited, weighted average exercise price (USD per share)	22.18
Options outstanding, weighted average exercise price at end of period (USD per share)	$ 21.64	$ 21.11
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options exercisable	958,087
Options exercisable, weighted average exercise price (USD per share)	$ 21.99
Options outstanding, weighted average remaining contractual term (in years)	3 years	4 years
Options exercisable, weighted average remaining contractual term (in years)	2 years
Options outstanding, aggregate intrinsic value	$ 1,867	$ 1,859
Options exercisable, aggregate intrinsic value	$ 1,459